Employee Benefits and Private Pension Plan (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Post-employment benefits

The amounts related to such benefits were determined based on a valuation conducted by an independent actuary and reviewed by management as of December 31, 2020.

	12/31/2020	12/31/2019
Health and dental care plan(1)	200,318	154,142
Indemnification of FGTS	53,952	66,309
Seniority bonus(2)	16,336	34,485
Life insurance(1)	14,118	17,931
Total	284,724	272,867
Current	27,077	28,951
Non-current	257,647	243,916

(1) Only IPP, Tropical and Iconic.

(2) In September 2020, there was a change in the bonus policy to retirement with reduced benefit.

Changes in provision for post-employment benefits

The change in the present value of the post-employment benefit obligation occurred as follows:

	12/31/2020	12/31/2019
Opening balance	272,867	249,815
Current service cost	(13,568)	(10,704)
Interest cost	18,779	21,386
Expense for the year	5,211	10,682
Losses from changes in actuarial assumptions	24,822	44,489
Benefits paid directly by Company and its subsidiaries	(18,969)	(33,510)
Exchange rates from post employment benefits	793	1,391
Ending balance	284,724	272,867

Post-employment benefit expense

The total of expense in each period is presented below:

	2020	2019	2018
Health and dental care plan	11,127	10,442	9,559
Indemnification of FGTS	6,689	(5,818)	11,159
Seniority bonus	(13,722)	4,765	5,460
Life insurance	1,117	1,293	1,380
Total	5,211	10,682	27,558

Significant actuarial assumptions adopted

The main actuarial assumptions used are:

Economic factors	12/31/2020	12/31/2019
	% p.a.	% p.a.
Discount rate for the actuarial obligation at present value	8.22	8.79
Average projected salary growth rate	7.07	7.64
Inflation rate (long term)	3.25	3.80
Growth rate of medical services	7.38	7.95

Sensitivity analysis
12/31/2020
Assumption	Change in assumptions	Decrease in liability	Change in assumptions	Increase in liability
Discount rate	increase by 1.0 p.p.	2,559	decrease by 1.0 p.p.	2,857
Medical services growth rate	decrease by 1.0 p.p.	18,391	increase by 1.0 p.p.	23,271